INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in joint venture	33.00%
Investments in joint ventures	$ 117,191	$ 281,237
Decrease in net income due to impairment of investments	63,015
Concesionaria Ruta del Sol [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Allowance for Impairment	140,691
Investments in joint ventures	$ 111,783
Episol S.A.S [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Proportion of ownership interest in subsidiary	100.00%